SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

17. SHARE-BASED COMPENSATION

(a) Share options

In 2018, the Company adopted 2018 Second Amended and Restated Incentive Plan (“2018 Second Plan”).

The Company accounts for share-based compensation costs using a graded-vesting method over the requisite service period for the award based on the fair value on their respectively grant date.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

17. SHARE-BASED COMPENSATION (CONTINUED)

(a) Share options (continued)

The following table sets forth the share option activities for the six months ended June 30, 2024 and 2025:

	Number of shares	Weighted-average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value	Weighted average fair value of options
		US$	YEARS	US$’000	US$

Outstanding as of December 31, 2023	38,732,339	0.70	5.13	8,898.37	5.29

Granted	13,040,400	*			0.01
Forfeited	(4,489,139)	0.89			2.08
Exercised	(1,822,800)	*			0.01

Outstanding as of June 30, 2024	45,460,800	1.21	7.67	19,347.45	2.21

Outstanding as of December 31, 2024	31,602,600	0.21	3.60	14,336.67	0.38

Granted	178,060,800	*			0.02
Forfeited	(1,898,400)	0.07			(0.37)
Exercised	(170,400)	*			0.14

Outstanding as of June 30, 2025	207,594,600	0.03	6.64	59,287.19	0.07
Vested and expected to vest as of June 30, 2025	207,594,600	0.03	6.64	59,287.19	0.07
Exercisable as of June 30, 2025	207,594,600	0.03	6.64	59,287.19	0.07

*	Less than 0.01

As the granted option exercise prices were equal or close to nominal prices during the six months ended June 30, 2024 and 2025, their fair values approximated the fair values of the Class A ordinary share on the grant day.

(b) Performance Awards

In December 2021, the Company issued certain restricted share units with market conditions to certain management (“Performance Awards”). The market conditions are satisfied upon the Company’s achievement of a certain specified market capitalization subject to continuous employment of each recipient. Total numbers of shares to be granted would be a certain percentage of issued and outstanding shares on a fully diluted basis as of the date when the market conditions are fulfilled. The amount of share-based compensation recorded will vary depending on the Company’s attainment of performance-targets and amortized during the requisite service period.

In October 2023 and August 2024, the Company modified the market conditions under the Performance Awards, resulting into an incremental fair value of RMB60.4 million and RMB73.7 million, respectively. The Company will recognize compensation cost equal to the unrecognized grant-date fair value of the original award plus the incremental fair value arising from the modification over the remaining requisite service period unless the respective market condition was actually met.

UXIN LIMITED

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

17. SHARE-BASED COMPENSATION (CONTINUED)

(b) Performance Awards (continued)

In October 2024, the market condition of the first tranche was satisfied, which is earlier than the initial estimation, and all remaining unrecognized fair value of the award relating to the first tranche was recognized immediately when the respective market condition was actually met. As of June 30, 2025, the shares relating to the first tranche of the Performance Awards had not yet been issued (“Unissued shares relating to the Performance Awards”).

For the six months ended June 30, 2024 and 2025, RMB23.0 million and RMB14.1 million related to Performance Awards was recorded in general and administrative expenses. As of June 30, 2025, total amount of unrecognized expense related to the Performance Awards was RMB60.9 million.

(c) Share-based compensation to Mr. Kun Dai

Please refer to Note 14 for the details of share-based compensation to Mr. Kun Dai.

(d) Share-based compensation expenses by function

The following table sets forth the amounts of share-based compensation expense included in each of the relevant financial statement line items:

	For the six months ended June 30,
	2024	2025
	RMB	RMB

General and administrative expenses	52,172	16,157
Research and development expenses	128	1,242
Sales and marketing expenses	136	2,356
Total	52,436	19,755